Investments in Affiliates and Available-for-Sale Securities	6 Months Ended
Jun. 30, 2016
INVESTMENTS IN AFFILIATES AND AVAILABLE-FOR-SALE SECURITIES [Abstract]
INVESTMENTS IN AFFILIATES AND AVAILABLE-FOR-SALE SECURITIES
NOTE 13: INVESTMENT IN AFFILIATES AND AVAILABLE-FOR-SALE SECURITIES

Navios Partners
On August 7, 2007, Navios Holdings formed Navios Partners under the laws of Marshall Islands. Navios GP L.L.C. (the “General Partner”), a wholly owned subsidiary of Navios Holdings, was also formed on that date to act as the general partner of Navios Partners and received a 2.0% general partner interest.

In February 2015, Navios Partners completed a public offering of 4,600,000 common units, raising gross proceeds of $60,214. In addition, Navios Partners completed a private placement of 1,120,547 common units and 22,868 general partner units to Navios Holdings raising additional gross proceeds of $14,967.
As of June 30, 2016, Navios Holdings holds a total of 15,344,310 common units and 1,695,509 general partners units, representing a 20.1% interest in Navios Partners, including the 2.0% general partner interest, and the entire investment in Navios Partners is accounted for under the equity method.
As of June 30, 2016 and December 31, 2015, the unamortized difference between the carrying amount of the investment in Navios Partners and the amount of the Company's underlying equity in net assets of Navios Partners was $31,323 and $32,300, respectively. This difference is amortized through “Equity in net earnings of affiliated companies” over the remaining life of Navios Partners tangible and intangible assets.

Total equity method (loss)/income and amortization of deferred gain of $(2,421) and $4,097 were recognized in “Equity in net earnings of affiliated companies” for the three month periods ended June 30, 2016 and 2015, respectively, and equity method (loss)/income and amortization of deferred gain of $(1,467) and $8,170 were recognized in “Equity in net earnings of affiliated Companies” for the six month periods ended June 30, 2016 and 2015, respectively.
As of June 30, 2016 and December 31, 2015, the carrying amount of the investment in Navios Partners was $113,078 and $115,432, respectively.

Dividends received during the three month periods ended June 30, 2016 and 2015 were $0 and $8,124, respectively, and for the six month periods ended June 30, 2016 and 2015 were $0 and $16,248, respectively.

As of June 30, 2016, the market value of the investment in Navios Partners was $21,981.

Acropolis

Navios Holdings has a 50% interest in Acropolis, a brokerage firm for freight and shipping charters. Although Navios Holdings owns 50% of Acropolis' stock, Navios Holdings agreed with the other shareholder that the earnings and amounts declared by way of dividends will be allocated 35% to the Company with the balance to the other shareholder. As of June 30, 2016 and December 31, 2015, the carrying amount of the investment was $209 and $175, respectively. During both the three and six month periods ended June 30, 2016 and 2015, the Company received dividends of $85 and $0, respectively.

Navios Acquisition

As of June 30, 2016, Navios Holdings had a 43.3% voting and a 46.3% economic interest in Navios Acquisition.

As of June 30, 2016 and December 31, 2015, the unamortized difference between the carrying amount of the investment in Navios Acquisition and the amount of the Company's underlying equity in net assets of Navios Acquisition was $(1,227) and $1,480, respectively. This difference is amortized through “Equity in net earnings of affiliated companies” over the remaining life of Navios Acquisition tangible and intangible assets.

Total equity method income of $5,474 and $13,426 were recognized in “Equity in net earnings of affiliated companies” for the three month periods ended June 30, 2016 and 2015, respectively, and total equity method income of $17,038 and $22,961 was recognized for the six month periods ended June 30, 2016 and 2015, respectively.

As of June 30, 2016 and December 31, 2015, the carrying amount of the investment in Navios Acquisition was $263,026 and $253,286, respectively.

Dividends received for each of the three month periods ended June 30, 2016 and 2015 were $3,649, and for each of the six month periods ended June 30, 2016 and 2015 were $7,298.

As of June 30, 2016, the market value of the investment in Navios Acquisition was $114,574.

 Navios Europe I

On December 18, 2013, Navios Europe I acquired ten vessels for aggregate consideration consisting of (i) cash (which was funded with the proceeds of senior loan facilities (the “Senior Loans I”) and loans aggregating to $10,000 from Navios Holdings, Navios Acquisition and Navios Partners (in each case, in proportion to their ownership interests in Navios Europe I) (collectively, the “Navios Term Loans I”) and (ii) the assumption of a junior participating loan facility (the “Junior Loan I”). In addition to the Navios Term Loans I, Navios Holdings, Navios Acquisition and Navios Partners will also make available to Navios Europe I (in each case, in proportion to their ownership interests in Navios Europe I) revolving loans up to $24,100 to fund working capital requirements (collectively, the “Navios Revolving Loans I”).

On an ongoing basis, Navios Europe I is required to distribute cash flows (after payment of operating expenses and amounts due pursuant to the terms of the Senior Loans I) according to a defined waterfall calculation.

The Navios Term Loans I will be repaid from the future sale of vessels owned by Navios Europe I and is deemed to be the initial investment by Navios Holdings. Navios Holdings evaluated its investment in Navios Europe I under ASC 810 and concluded that Navios Europe I is a VIE and that they are not the party most closely associated with Navios Europe I and, accordingly, is not the primary beneficiary of Navios Europe I.

Navios Holdings further evaluated its investment in the common stock of Navios Europe I under ASC 323 and concluded that it has the ability to exercise significant influence over the operating and financial policies of Navios Europe I and, therefore, its investment in Navios Europe I is accounted for under the equity method.

The initial investment in Navios Europe I of $4,750 at the inception included the Company's share of the basis difference between the fair value and the underlying book value of the assets of Navios Europe I, which amounted to $6,763. This difference is amortized through “Equity in net earnings of affiliated companies” over the remaining life of Navios Europe I. As of June 30, 2016 and December 31, 2015, the unamortized basis difference of Navios Europe I was $5,048, and $5,386, respectively.

As of June 30, 2016 and December 31, 2015, the estimated maximum potential loss by Navios Holdings in Navios Europe I would have been $17,011 and $15,763, respectively, which represents the Company's carrying value of its investment including accrued interest, of $7,564 (December 31, 2015: $6,895) plus the Company's balance of the Navios Revolving Loans I of $9,447 (December 31, 2015: $8,868), including accrued interest, and does not include the undrawn portion of the Navios Revolving Loans I.

Income of $330 and $399 was recognized in “Equity in net earnings of affiliated companies” for the three month periods ended June 30, 2016 and 2015, respectively, and income of $669 and $560 was recognized for the six month periods ended June 30, 2016 and 2015, respectively.

As of June 30, 2016 and December 31, 2015, the carrying amount of the investment in Navios Europe I was $5,765 and $5,497, respectively.

Navios Europe II

On February 18, 2015, Navios Holdings, Navios Acquisition and Navios Partners established Navios Europe II. From June 8, 2015 through December 31, 2015, Navios Europe II acquired 14 vessels for aggregate consideration consisting of: (i) cash consideration of $145,550 (which was funded with the proceeds of a $131,550 senior loan facilities (the “Senior Loans II”) and loans aggregating $14,000 from Navios Holdings, Navios Acquisition and Navios Partners (in each case, in proportion to their ownership interests in Navios Europe II) (collectively, the “Navios Term Loans II”) and (ii) the assumption of a junior participating loan facility (the “Junior Loan II”) with a face amount of $182,150 and fair value $99,147 at the acquisition date. In addition to the Navios Term Loans II, Navios Holdings, Navios Acquisition and Navios Partners will also make available to Navios Europe II (in each case, in proportion to their ownership interests in Navios Europe II) revolving loans up to $38,500 to fund working capital requirements (collectively, the “Navios Revolving Loans II”).

On an ongoing basis, Navios Europe II is required to distribute cash flows (after payment of operating expenses, amounts due pursuant to the terms of the Senior Loans II) according to a defined waterfall calculation.

The Navios Term Loans II will be repaid from the future sale of vessels owned by Navios Europe II and is deemed to be the initial investment by Navios Holdings. Navios Holdings evaluated its investment in Navios Europe II under ASC 810 and concluded that Navios Europe II is a VIE and that they are not the party most closely associated with Navios Europe II and, accordingly, is not the primary beneficiary of Navios Europe II.

 Navios Holdings further evaluated its investment in the common stock of Navios Europe II under ASC 323 and concluded that it has the ability to exercise significant influence over the operating and financial policies of Navios Europe II and, therefore, its investment in Navios Europe II is accounted for under the equity method.

The initial investment in Navios Europe II recorded under the equity method of $6,650, at the inception included the Company's share of the basis difference between the fair value and the underlying book value of the assets of Navios Europe II, which amounted to $9,419. This difference is amortized through “Equity in net earnings of affiliated companies” over the remaining life of Navios Europe II. As of June 30, 2016 and December 31, 2015, the unamortized basis difference of Navios Europe II was $8,424 and $8,895, respectively.

As of June 30, 2016 and December 31, 2015, the estimated maximum potential loss by Navios Holdings in Navios Europe II would have been $21,083 and $15,858, respectively, which represents the Company's carrying value of its investment including accrued interest of $7,974 (December 31, 2015: $7,958) plus the Company's balance of the Navios Revolving Loans II of $13,109 (December 31, 2015: $7,900), including accrued interest, and does not include the undrawn portion of the Navios Revolving Loans II.

(Loss)/income of $(73) and $33 was recognized in “Equity in net earnings of affiliated companies” for the three month periods ended June 30, 2016 and 2015, respectively, and income of $16 and $33 was recognized for the six month periods ended June 30, 2016 and 2015, respectively.

As of June 30, 2016 and December 31, 2015, the carrying amount of the investment in Navios Europe II was $6,672 and $7,333, respectively.

Summarized financial information of the affiliated companies is presented below:

	June 30, 2016				December 31, 2015
Balance Sheet	Navios Partners	Navios Acquisition	Navios Europe I	Navios Europe II	Navios Partners	Navios Acquisition	Navios Europe I	Navios Europe II
Cash and cash equivalents, including restricted cash	$26,899	$76,440	$10,209	$16,905	$34,539	$61,645	$11,839	$17,366
Current assets	33,220	116,301	14,785	19,620	39,835	97,349	14,782	22,539
Non-current assets	1,255,142	1,645,018	174,842	240,120	1,310,456	1,676,742	179,023	245,154
Current liabilities	55,573	96,957	16,382	15,433	41,528	82,798	15,377	16,897
Long- term debt including current portion, net	555,007	1,164,765	91,326	124,215	598,078	1,197,583	96,580	129,185
Financial liabilities at fair value*	n/a	n/a	70,930	18,777	n/a	n/a	68,535	23,568
Non-current liabilities	517,172	1,098,360	180,488	174,176	576,548	1,143,922	182,537	173,543

(*) representing the fair value of Junior Loan I and Junior Loan II, respectively.

	Three Month Period Ended June 30, 2016					Three Month Period Ended June 30, 2015
Income Statement	Navios Partners	Navios Acquisition	Navios Europe I	Navios Europe II	Navios Partners	Navios Acquisition	Navios Europe I	Navios Europe II
Revenue	$44,877	$74,495	$10,418	$6,760	$56,473	$80,408	$10,765	$994
Net (loss)/income before non-cash change in fair value of Junior Loan I and Junior Loan II	n/a	n/a	(449)	(6,889)	n/a	n/a	527	414
Net (loss)/income	(16,807)	12,184	(1,955)	(3,220)	11,355	26,362	(1,069)	414

	Six Month Period Ended June 30, 2016					Six Month Period Ended June 30, 2015
Income Statement	Navios Partners	Navios Acquisition	Navios Europe I	Navios Europe II	Navios Partners	Navios Acquisition	Navios Europe I	Navios Europe II
Revenue	$90,518	$154,914	$20,530	$14,726	$113,259	$159,019	$19,860	$994
Net (loss)/income before non-cash change in fair value of Junior Loan I and Junior Loan II	n/a	n/a	(739)	(11,913)	n/a	n/a	(1,355)	414
Net (loss)/income	(16,598)	35,954	(3,134)	(7,122)	22,234	46,396	(4,800)	414

Investments in available-for-sale securities

During 2013, the Company received shares of Korea Line Corporation (“KLC”), and during 2015 and 2016, the Company received shares of Pan Ocean Co.Ltd (“STX”) as partial compensation for the claims filed under the Korean court for all unpaid amounts in respect of the employment of the Company's vessels. The shares were valued at fair value upon the day of issuance. As of June 30, 2016 and December 31, 2015, the Company retained a total of 354,093 and 344,649 KLC and STX shares, respectively.

The shares received from KLC and STX were accounted for under the guidance for available-for-sale securities (the “AFS Securities”). The Company has no other types of available-for-sale securities.

As of June 30, 2016 and December 31, 2015, the carrying amount of the available-for-sale securities related to KLC and STX was $5,303 and $5,173, respectively. As of June 30, 2016, the Company considered the decline in fair value of its available-for-sale shares as “other-than-temporary” and therefore recognized a loss of $345 out of accumulated other comprehensive loss. The respective loss was included in other (expense)/income, net in the accompanying consolidated statement of comprehensive loss. As of June 30, 2016 and 2015, the unrealized holding losses related to these AFS Securities included in “Accumulated Other Comprehensive Loss” were $0 and $1,069, respectively. During the third quarter of 2016, the Company sold all KLC and STX securities it held as of June 30, 2016 for a total consideration of $5,303.